Hurricanes Impact	12 Months Ended
Dec. 31, 2017
Disclosure Text Block
Hurricane Impact [Text Block]

Note 2 – Hurricanes impact

During September 2017, Hurricanes Irma and Maria (the “hurricanes”), impacted Puerto Rico, the U.S. and British Virgin Islands, causing extensive damage and disrupting the markets in which Banco Popular de Puerto Rico (“BPPR”) does business.

On September 6, 2017, Hurricane Irma made landfall in the USVI and the BVI as a Category 5 hurricane on the Saffir-Simpson scale, causing catastrophic wind and water damage to the islands’ infrastructure, homes and businesses. Hurricane Irma’s winds and resulting flooding also impacted certain municipalities of Puerto Rico, causing the failure of electricity infrastructure in a significant portion of the island. While hurricane Irma also struck Popular’s operations in Florida, neither our operations nor those of our clients in the region were materially impacted.

Two weeks later, on September 20, 2017, Hurricane Maria, made landfall in Puerto Rico as a Category 4 hurricane, causing extensive destruction and flooding throughout Puerto Rico. Following the passage of Hurricane Maria, all Puerto Rico was left without electrical power, other basic utility and infrastructure services (such as water, communications, ports and other transportation networks) were severely curtailed and the government imposed a mandatory curfew. The hurricanes caused a significant disruption to the island’s economic activity. Most business establishments, including retailers and wholesalers, financial institutions, manufacturing facilities and hotels, were closed for several days.

Puerto Rico and the USVI were declared disaster zones by President Trump due to the impact of the hurricanes, thus making them eligible for Federal assistance. Notwithstanding the significant recovery operation that is underway by the Federal, state and local governments, as of the date of this report, many businesses and homes in Puerto Rico and the USVI remain without power, other basic utility and infrastructure remains significantly impacted, and many businesses are partially operating or remain closed. Electronic transactions, a significant source of revenue for the bank, declined significantly as a result of the lack of power and telecommunication services. Several reports indicate that the hurricanes have also accelerated the outmigration trends that Puerto Rico was experiencing, with many residents moving to the mainland United States, either on a temporary or permanent basis.

While it is too early to assess and quantify the full extent of the damage caused by the hurricanes, as well as their long-term impact on economic activity, the damages are substantial and have, at least in the short-term, had a material adverse impact on economic activity, as reflected by, among other things, the slowdown in production and sales activity and the reduction in the government’s tax revenues. Employment levels are also expected to decrease at least in the short-term and could continue to decline as a result of the impact of the hurricanes on economic activity and outmigration trends. Furthermore, the hurricanes severely damaged or destroyed buildings, homes and other structures, impacting the value of such properties, some of which may serve as collateral to our loans. While our collateral is generally insured, the value of such insured structures, as well as other structures unaffected by the hurricanes, may be significantly impacted. Although some of the impact of the hurricanes, including its short-term impact on economic activity, may be offset by recovery and reconstruction activity and the influx of Federal emergency funds and private insurance proceeds, it is too early to know the amount of Federal and private insurance money to be received and whether such transfers will significantly offset the negative economic, fiscal and demographic impact of the hurricanes.

Prior to the hurricanes, the Corporation had implemented its business continuity action program. Although the Corporation’s business critical systems experienced minimal outages as a result of the storms, the Corporation’s physical operations in Puerto Rico, the USVI and the BVI, including its branch and ATM networks, were materially disrupted by the storms mostly due to lack of electricity and communication as well as limited accessibility.

During the fourth quarter of 2017, the Corporation continued normalizing its operations after the impact of the hurricanes, pursuant to the government’s partial restoration of the electric and telecommunications services in the areas in which the Corporation’s branch network operates. Reconstruction of the island’s electric infrastructure and restoration of the telecommunications network remain the most critical challenges for Puerto Rico’s recovery from the hurricanes.

The following summarizes the estimated impact on the Corporation’s earnings for the year ended December 31, 2017 as a result of the impact caused by Hurricanes Irma and Maria, net of estimated insurance receivables of $1.1 million.

(In thousands)	Year ended December 31, 2017
Provision for loan losses[1]	$67,615
Provision for indemnity reserves on loans sold	$3,436
Operating expenses:
Personnel costs	$1,841
Net occupancy expenses	2,905
Equipment expenses	531
Business promotion
Donations	1,248
Other sponsorship and promotions expenses	2,372
Total business promotion	3,620
Professional fees	167
Communications	33
OREO expenses	2,893
Other expenses
Write-down of premises and equipment	3,626
Other operating expense	1,365
Total other expenses	4,991
Total operating expenses	$16,981
Total pre-tax hurricane expenses	$88,032
[1] Includes $5.8 million in provision for covered loans.

Provision for Loan Losses

Damages associated with Hurricanes Irma and Maria impacted certain of the Corporation’s asset quality measures, including higher delinquencies and non-performing loans. Payment channels, collection efforts and loss mitigation operations were interrupted as a result of the hurricanes.

At December 31, 2017, within the total allowance for loan losses the Corporation maintained a reserve of $117.6 million, for non-covered loans, based on the best estimate of the impact of the hurricanes on the Corporation’s loan portfolios. This reserve is based on the near mid-range of the estimated credit losses related to the hurricanes, which management had initially estimated to be in the range of $70 million to $160 million. The impact to the provision for loan losses of $67.6 million, including $5.8 million for covered loans, related to the hurricanes represents the difference between management’s best estimate of these losses and the amount already included as part of the reserves for environmental factors such as unemployment and deterioration in economic activity, which amounted to approximately $60 million. This provision includes $5.6 million for the portfolio of purchased credit impaired loans, accounted for under ASC 310-30, for which the estimated cash flows were adjusted to reflect a payment moratorium offered to certain eligible borrowers during the third quarter of 2017. The Corporation may make further adjustments to these estimates as more information becomes available.

Indemnity reserve

The Corporation services a portfolio of loans amounting to $1.5 billion at December 31, 2017 which were previously sold by the Corporation with credit recourse. The Corporation has estimated additional losses associated with the potential repurchase liability of loans subject to credit recourse as a result of the hurricanes. For the year 2017, the provision for loans sold for indemnity reserves of $22.4 million included $3.4 million to account for these estimated losses. At December 31, 2017, the reserve for loans subject to credit recourse amounted to $58.8 million.

Operating Expenses

The Corporation has recorded year to date expenses related to structural damages of $6.5 million, net of the related insurance receivable of $1.1 million. The results also include other operating expenses for costs such as donations, debris removal, fuel for backup generators, satellite telecommunications, personnel support and other ancillary costs associated with hurricane recovery efforts.

Revenue Reduction

In addition to the previously mentioned incremental provision and direct operating expenses, results for the year 2017 were impacted by the hurricanes in the form of a reduction in revenue resulting from reduced merchant transaction activity, the waiver of certain late fees and service charges to businesses and consumer in hurricane-affected areas, as well as the economic and operational disruption on the Corporation’s mortgage originations, servicing and loss mitigation activities.

While significant progress has been made in economic and transactional activity since September, the continued impact on transactional and collection based revenues will depend on the speed at which electricity, telecommunications and general merchant services can be restored across the region.